SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Banks [Member] USD ($)	Dec. 31, 2012 Israeli Banks [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Chairman Plan [Member]	Dec. 31, 2012 2009 Employee Share Incentive Plan [Member] USD ($)	Dec. 31, 2012 Directors Plan [Member] USD ($)	Aug. 31, 2011 Independent Directors Plan [Member]	Dec. 31, 2012 Independent Directors Plan [Member] USD ($)
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split, shares exchanged for one share of common stock	15
Common stock, shares authorized	22,000,000	120,000,000	73,300,000
Common stock, par value per share					15.0	15.0
Common stock, shares issued		22,300,000	21,200,000
Treasury stock, shares		86,700	86,700
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,601,525									766,667		16,247		133,334
Number of shares authorized, per director													26,667		10,000
Number of shares outstanding		4,351,487	4,483,793	3,946,484			4,101,637			1,800,000	766,667		6,670		123,667
Number of shares available for grant		250,038								65,700		263,000	9,577		9,667
Outstanding, exercise price per share		$ 15.21	$ 14.97	$ 14.82			$ 14.8						$ 18.6		$ 11.53
Exercisable, exercise price per share		$ 14.28	$ 17.23	$ 24.92								$ 17.25
Vesting period		4 years											4 years	3 years	3 years
Exercisable period		10 years											5 years
Compensation cost										$ 15,212					$ 790
Warrants outstanding									309,400
Warrants, exercise price									$ 37.4
Warrants, cost of extension				2,478				2,478
Weighted average grant-date fair value		$ 6.0	$ 8.7	$ 10.95
Amount invested in Tower by Yorkville			20,000
Common stock available for drawdown			7,000
Possible sale of securities, amount available for future utilization			$ 22,000